Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common Stock [Member]	Pain-In Capital [Member]	Employee Stock Loan Receivable [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock Amount [Member]
Beginning Balance at Aug. 31, 2009		$ 80	$ 605	$ (140)	$ 15,327	$ 37	$ (1,533)
Beginning Balance (in shares) at Aug. 31, 2009		988,561,390
Net earnings	2,091
Dividends declared					(570)
Treasury stock purchases (in shares)		(55,716,733)
Treasury stock purchases							(1,756)
Employee stock purchase and option plans (in shares)		5,760,396
Employee stock purchase and option plans			(5)				188
Stock-based compensation			84
Employee stock loan receivable				53
Additional minimum postretirement liability, net of tax benefit						(61)
Ending Balance at Aug. 31, 2010		80	684	(87)	16,848	(24)	(3,101)
Ending Balance (in shares) at Aug. 31, 2010		938,605,053
Net earnings	2,714
Dividends declared					(685)
Treasury stock purchases (in shares)		(54,739,474)
Treasury stock purchases							(2,028)
Employee stock purchase and option plans (in shares)		5,428,551
Employee stock purchase and option plans			(12)				203
Other			27
Stock-based compensation			135
Employee stock loan receivable				53
Additional minimum postretirement liability, net of tax benefit						40
Ending Balance at Aug. 31, 2011	14,847	80	834	(34)	18,877	16	(4,926)
Ending Balance (in shares) at Aug. 31, 2011		889,294,130
Net earnings	2,127
Dividends declared					(848)
Treasury stock purchases (in shares)		(34,720,215)
Treasury stock purchases							(1,191)
Employee stock purchase and option plans (in shares)		6,088,749
Employee stock purchase and option plans			(75)				229
Stock-based compensation			99
Employee stock loan receivable				15
Additional minimum postretirement liability, net of tax benefit						52
Shares issued for Investment in Alliance Boots (in shares)		83,392,670.0
Shares issued for Investment in Alliance Boots (in dollars)		0	78				2,903
Ending Balance at Aug. 31, 2012	$ 18,236	$ 80	$ 936	$ (19)	$ 20,156	$ 68	$ (2,985)
Ending Balance (in shares) at Aug. 31, 2012		944,055,334